Note 4 - Significant Accounting Judgements, Estimates, and Assumptions (Details Textual) - Ordinary shares [member]	Dec. 31, 2024 kr / shares	Feb. 01, 2024 $ / shares	Dec. 31, 2023 kr / shares	Dec. 18, 2023 $ / shares	Dec. 18, 2023 kr / shares	Jun. 30, 2023 kr / shares	Sep. 30, 2022 kr / shares
Statement Line Items [Line Items]
Par value per share (in DKK per share) | kr / shares	kr 1		kr 1			kr 1	kr 1
The 2023 SPA investors [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share) | (per share)				$ 1	kr 1
The 2024 offering investors [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share) | $ / shares		$ 1